VARIABLE INTEREST ENTITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

NOTE 5. VARIABLE INTEREST ENTITIES

We evaluate our investments and transactions to identify variable interest entities for which we are the primary beneficiary. We hold a variable interest in the following joint ventures for which we are the primary beneficiary:

•

Pacific Iron Products Sdn Bhd is our 50%-owned joint venture with Coogee Chemicals that manufactures products for Venator. It was determined that the activities that most significantly impact its economic performance are raw material supply, manufacturing and sales. In this joint venture we supply all the raw materials through a fixed cost supply contract, operate the manufacturing facility and market the products of the joint venture to customers. Through a fixed price raw materials supply contract with the joint venture we are exposed to the risk related to the fluctuation of raw material pricing. As a result, we concluded that we are the primary beneficiary.

•

Viance, LLC ("Viance") is our 50%-owned joint venture with Dow Chemical Company. Viance markets timber treatment products for Venator. We have determined that the activity that most significantly impacts Viance’s economic performance is manufacturing. The joint venture sources all of its products through a contract manufacturing arrangement at our Harrisburg, North Carolina facility and we bear a disproportionate amount of working capital risk of loss due to the supply arrangement whereby we control manufacturing on Viance’s behalf. As a result, we concluded that we are the primary beneficiary.

Creditors of these entities have no recourse to Venator’s general credit. As the primary beneficiary of these variable interest entities at September 30, 2017, the joint ventures’ assets, liabilities and results of operations are included in Venator’s condensed consolidated and combined financial statements.

The revenues, income from continuing operations before income taxes and net cash provided by operating activities for our variable interest entities for the three and nine months ended September 30, 2017 and 2016 are as follows:

	Three months ended		Nine months ended
	September 30,		September 30,
(Dollars in millions)	2017	2016	2017	2016
Revenues	$31	$30	$97	$89
Income from continuing operations before income taxes	4	5	16	15
Net cash provided by operating activities	6	7	20	19

7. VARIABLE INTEREST ENTITIES

We evaluate our investments and transactions to identify variable interest entities for which we are the primary beneficiary. We hold a variable interest in the following joint ventures for which we are the primary beneficiary:

•

Pacific Iron Products Sdn Bhd is our 50%‑owned joint venture with Coogee Chemicals that manufactures products for Venator. It was determined that the activities that most significantly impact its economic performance are raw material supply, manufacturing and sales. In this joint venture we supply all the raw materials through a fixed cost supply contract, operate the manufacturing facility and market the products of the joint venture to customers. Through a fixed price raw materials supply contract with the joint venture we are exposed to the risk related to the fluctuation of raw material pricing. As a result, we concluded that we are the primary beneficiary.

•

Viance, LLC (“Viance”) is our 50%‑owned joint venture with Dow Chemical. Viance markets timber treatment products for Venator. Our joint venture interest in Viance was acquired as part of the Rockwood acquisition. It was determined that the activity that most significantly impacts its economic performance is manufacturing. The joint venture sources all of its products through a contract manufacturing arrangement at our Harrisburg, North Carolina facility and we bear a disproportionate amount of working capital risk of loss due to the supply arrangement whereby we control manufacturing on Viance’s behalf. As a result, we concluded that we are the primary beneficiary and began consolidating Viance upon the Rockwood acquisition on October 1, 2014.

Creditors of these entities have no recourse to Venator’s general credit. As the primary beneficiary of these variable interest entities at December 31, 2016, the joint ventures’ assets, liabilities and results of operations are included in Venator’s combined financial statements.

The revenues, income from continuing operations before income taxes and net cash provided by operating activities for our variable interest entities for the years ended December 31, 2016, 2015 and 2014 are as follows (dollars in millions):

	Year ended
	December 31,
	2016	2015	2014
Revenues	$116	$100	$24
Income from continuing operations before income taxes	21	13	3
Net cash provided by operating activities	26	17	—